Income Taxes (Details 3) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Net (loss) from operations before taxes	$ (4,419,122)	$ (4,418,459)	$ (31,194,058)
As calculated at the statutory rate	(1,034,244)	(726,946)	(6,689,476)
Permanent differences	46,113	85,661	841,482
Change in valuation reserves	988,131	641,285	5,880,667
Provision for income taxes	0	0	32,673
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net (loss) from operations before taxes	(2,883,099)	(3,724,792)	(19,398,984)
As calculated at the statutory rate	(513,023)	(531,639)	(3,322,885)
Permanent differences	0	(668)	12,325
Change in valuation reserves	513,023	532,307	3,343,233
Provision for income taxes	0	0	32,673
Switzerland [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	18.00%
Switzerland [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	8.50%
South Africa [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	28.00%
Net (loss) from operations before taxes	(234,099)	(678,233)	(9,536,218)
As calculated at the statutory rate	(65,548)	(189,905)	(2,670,141)
Permanent differences	46,113	86,329	829,157
Change in valuation reserves	19,435	103,576	1,840,984
Provision for income taxes	0	0	0
United States [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	35.00%
Net (loss) from operations before taxes	(1,301,924)	(15,434)	(1,317,358)
As calculated at the statutory rate	(455,673)	(5,402)	(461,075)
Permanent differences	0	0	0
Change in valuation reserves	455,673	5,402	461,075
Provision for income taxes	0	0	0
Brazil [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	25.00%
Net (loss) from operations before taxes	0	0	(941,498)
As calculated at the statutory rate	0	0	(235,375)
Permanent differences	0	0	0
Change in valuation reserves	0	0	235,375
Provision for income taxes	$ 0	$ 0	$ 0